Visium Event Driven Fund
Visium Event Driven Fund
Supplement dated October 30, 2013

to the

Visium Event Driven Fund

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated July 1, 2013

Effective December 30, 2013, the Board of Trustees of Trust for Professional Managers (the “Trust”), based upon the recommendation of Visium Asset Management, LP (the “Adviser”), the investment adviser for the Visium Event Driven Fund (the “Fund”), a series of the Trust, has approved a change to the Fund’s investment objective.  The change adds a clause to highlight the Fund’s additional goal of low volatility.

The following disclosures in the Prospectus, Summary Prospectus and SAI are hereby revised to read as follows:

Prospectus

Page 1 – “Summary Section – Investment Objective”

The Visium Event Driven Fund (the “Fund”) seeks to achieve capital growth while maintaining a low correlation to and lower volatility than the S&P 500® Index.

Please retain this supplement with your Prospectus, Summary Prospectus and SAI